Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables	€ 97,953	€ 36,661
Trade receivables – related parties [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Trade receivables – outside parties	97,953	32,252
Trade receivables – related parties		€ 4,409